Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Detail) $ in Thousands, $ in Thousands, Barrels_per_day in Millions			12 Months Ended
	Jul. 17, 2016 USD ($)	Jul. 08, 2016 USD ($)	Dec. 31, 2017 USD ($) Exchange_Rate	Dec. 31, 2017 MXN ($) Barrels_per_day Exchange_Rate	Dec. 31, 2016 MXN ($) Barrels_per_day Exchange_Rate	Dec. 31, 2015 MXN ($) Exchange_Rate
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognized				$ 155,244,350	$ 19,640,505
Net impairment			$ (7,653,856)	(151,444,560)	331,314,343	$ (477,944,690)
Net reversal of impairment				$ 3,799,790	350,954,848
Net reversal of impairment					(331,314,343)
Leases expire year			2018	2018
Leases expire on various dates			Over the next 10 years.	Over the next 10 years.
Capitalized interest expense from capital leases				$ 418,883	$ 500,654	$ 450,760
Discount rates on calculation of capitalized leases in nominal terms				7.96%	7.96%	7.96%
Discount rates on calculation of capitalized leases in real terms				1.11%	4.45%	5.71%
Total investment in contract				$ 45,230,000
Logistics [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life					5 years
Value of proved asset					$ 139,436,715
Discount rate					12.63%
Two thousand seventeen to two thousand twenty one [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total investment in contract				36,520,000
Pro Agroindustria S A [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognized				4,206,653
Cash generating units of fertilizers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognized				1,935,500
Value of proved asset				$ 2,744,600
Discount rate			9.71%	9.71%
Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Lease back agreements amount	$ 1,100,000	$ 600,000
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognized				$ 129,350,315	$ 16,872,238
Appreciation rate				4.30%	20.10%
Foreign exchange rate | Exchange_Rate			19.7867	19.7867	20.6640	17.2065
Percentage of increase in discount rate			0.30%	0.30%
Percentage of decrease in crude oil price			7.20%	7.20%
Useful life			25 years	25 years	25 years
Production forecast | Barrels_per_day				7,091	7,092
Net impairment				$ (129,350,315)	$ 271,709,432
Net reversal of impairment					$ 288,581,670
Percentage of contractual area			100.00%	100.00%
Percentage of Production area			70.00%	70.00%
Percentage of contract behalf			33.3333%	33.3333%
Pemex exploration and production [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of fixed assets					20 years
Pemex exploration and production [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of fixed assets					25 years
Pemex exploration and production [member] | Licenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area			40.00%	40.00%
Pemex exploration and production [member] | Area two [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of Production area			30.00%	30.00%
Pemex exploration and production [member] | Area eight [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area			50.00%	50.00%
Pemex exploration and production [member] | Oil fields [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net reversal of impairment					$ 288,581,670
Pemex industrial transformation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognized				$ 19,751,882	$ 2,768,267
Appreciation rate					20.10%
Foreign exchange rate | Exchange_Rate					20.6640	17.2065
Net impairment				(15,952,092)	$ 52,498,881
Net reversal of impairment				$ 3,799,790	55,267,148
Net reversal of impairment					$ 52,498,881
Pemex industrial transformation [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate					12.06%
Pemex industrial transformation [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate					13.72%
Pemex industrial transformation [member] | Refining [member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate			19.7867	19.7867
Percentage of decrease in discount rate			4.40%	4.40%
Discount rate			11.53%	11.53%
Pemex industrial transformation [member] | Gas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate			19.7867	19.7867	20.6640
Percentage of decrease in discount rate			4.50%	4.50%
Discount rate			10.24%	10.24%	10.72%
Pemex industrial transformation [member] | Petrochemicals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate			19.7867	19.7867		20.6640
Percentage of decrease in discount rate			5.60%	5.60%
Discount rate			9.71%	9.71%		10.29%
Pemex industrial transformation [member] | Matapionche Processor Center [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognized					$ 65,105
Pemex industrial transformation [member] | Cangrejera Petrochemical Center [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognized					2,590,870
Net reversal of impairment				$ 3,565,355
Pemex industrial transformation [member] | Independencia Petrochemical Center [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognized					112,292
Net reversal of impairment				112,292
Pemex industrial transformation [member] | Arenque gas processor complex [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net reversal of impairment				$ 57,039	268,161
Pemex Logistics [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net impairment					5,829,520
Net reversal of impairment					5,829,520
Pemex Ethylene [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net impairment					$ 1,276,510
Discount rate					10.29%
Net reversal of impairment					$ 1,276,510
BHP Billiton [member] | Licenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contractual area			60.00%	60.00%
Chevron [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contract behalf			33.3334%	33.3334%
Inpex [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of contract behalf			33.3333%	33.3333%